Long Term Debt, Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Proceeds from line of credit	$ 3,000,000
Line of credit amount repaid	1,500,000
Proceeds from subordinated promissory notes payable		1,208,008
Promissory notes repaid	$ 534,312	$ 776,481